Acquisitions, Disposals and Reorganization (Details) - Schedule of fair value of the embedded conversion option - ¥ / shares			12 Months Ended
		Oct. 10, 2019	Dec. 31, 2018
Schedule of fair value of the embedded conversion option [Abstract]
Expected dividend yield (Note i)	[1]	0.00%	0.00%
Risk-free interest rate (Note ii)	[2]	1.91%	2.48%
Expected volatility (Note iii)	[3]	47.19%	58.20%
Expected life (Note iv)	[4]	10 days	1 year 9 months 18 days
Share price per ordinary share on valuation date (in Yuan Renminbi per share)		¥ 0.36	¥ 1.00

[1]	Expected dividend yield:The expected dividend yield was estimated by the Company based on Cheche’s historical dividend policy.
[2]	Risk-free interest rate:Risk-free interest rate was estimated based on the 2-year and 1-year U.S. Government Bond yield as of each of the valuation date.
[3]	Expected volatility:As Cheche is a non-listed company, the Company adopted corresponding volatility with reference to its annualized standard deviation of the continuously compounded rate of return on the daily average adjusted share price as of the valuation date.
[4]	Expected life:The expected life was the contractual life of the option based on the agreement with CheChe.